Maturity [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares iBonds Dec 2028 Term Treasury ETF | iShares iBonds Dec 2028 Term Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	6.27%	2.46%	4.62%	(11.36%)	(3.49%)